SUPPLEMENTAL CASH FLOW DISCLOSURE (Changes in non-cash working capital balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Cash flow statement [Abstract]
Trade accounts receivable	$ (161,893)	$ 77,940
Income taxes	(4,841)	(1,571)
Inventories	143,215	(448,838)
Prepaid expenses, deposits and other current assets	(1,956)	29,915
Accounts payable and accrued liabilities	(58,993)	35,460
Other adjustments to reconcile profit (loss)	$ (84,468)	$ (307,094)